Label	Element	Value
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Jazz Pharmaceuticals PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Axalta Coating Systems Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | KeyCorp [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Citizens Financial Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Ally Financial, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Zions Bancorp NA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Synchrony Financial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | American International Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Western Alliance Bancorp [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | APA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	30.10%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	17.40%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.00%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.30%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.10%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.00%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Real Estate [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
Hotchkis & Wiley SMID Cap Diversified Value Fund [Member] | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.90%